Subsequent Events (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 27, 2019	Mar. 31, 2019	Feb. 28, 2019	May 31, 2018
Number of units sold			750,000	750,000
Settlement Agreement [Member]
Amount owed to attorney			$ 900,000
Subsequent Event [Member] | Settlement Agreement [Member]
Amount paid for attorney		$ 200,000
Subsequent Event [Member] | Settlement Agreement1Member
Amount paid for attorney		$ 525,000
Subsequent Event [Member] | 11 Accredited Investors [Member]
Number of units sold	812,500
Sale of stock, price per share	$ 2.00
Proceeds from unit sold	$ 1,625,000
Description of units	Each unit consists of (i) one share of common stock, and (ii) a 5-year warrant to purchase one share of common stock at a purchase price of $4.00.
Warrant term	5 years
Purchase price per share	$ 4.00
Subsequent Event [Member] | Jed Kaplan [Member] | Restricted Stock [Member]
Number of shares granted	120,000
Vesting period	9 months
Subsequent Event [Member] | Roman Franklin [Member] | Restricted Stock [Member]
Number of shares granted	36,000
Vesting period	9 months
Subsequent Event [Member] | Steve Grossman [Member] | Restricted Stock [Member]
Number of shares granted	24,000
Vesting period	9 months